Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Accrued short-term employee benefits	$ 33,329	$ 40,295
Suppliers	17,984	32,051
Deferred income	11,653	10,963
Accrued interest	8,210	7,200
Accrued expenses and other current liabilities	72,678	91,508
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	1,502	999
Other related parties | Accrued expenses to related party port agents
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	1,108	876
Other related parties | Prepaid vessel operating expenses - SSM
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	337	89
Other related parties | Prepaid expense - SCM
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	56	33
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 1	$ 1